Cover	12 Months Ended
Dec. 31, 2025
Entity Addresses [Line Items]
Document Type	POS AM
Amendment Flag	true
Amendment Description	The Company is filing this Post-Effective Amendment No. 1 to the registration statement on Form S-1 (No. 333-287396) (the “Registration Statement”) (this “Post-Effective Amendment”) to (i) update the contents of the prospectus contained in the Registration Statement to comply with Section 10(a)(3) of the Securities Act, as amended, (the “Securities Act”), in connection with the continuous offering of the securities registered under the Registration Statement pursuant to Rule 415 under the Securities Act, and (ii) update and supplement the information contained in the Registration Statement pursuant to the undertakings included therein, including to reflect the information contained in the Company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2025, filed with the Securities and Exchange Commission on March 30, 2026. No additional securities are being registered on this Post-Effective Amendment. All applicable registration fees have been paid.
Entity Registrant Name	NEWHYDROGEN, INC.
Entity Central Index Key	0001371128
Entity Tax Identification Number	20-4754291
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	27936 Vista Canyon Blvd
Entity Address, Address Line Two	Suite 202
Entity Address, City or Town	Santa Clarita
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91387
City Area Code	661
Local Phone Number	251-0001
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	27936 Vista Canyon Blvd
Entity Address, Address Line Two	Suite 202
Entity Address, City or Town	Santa Clarita
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91387
City Area Code	661
Local Phone Number	251-0001
Contact Personnel Name	Steven Hill